Fair Value Measurements (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 2,288,361	$ 5,081,335
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	2,288,361	5,081,335
Fair Value, Inputs, Level 3 [Member] | RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 2,288,361	$ 5,081,335